Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Future Minimum Lease Payments under Operating Agreements
2015	27,437
2016	6,460
2017	4,061
2018	2,070
2019 and after	4,641

44,669

Future Minimum Lease Payments under Other Commitments
2015	26,644
2016	26,644
2017	26,644
2018	22,269
2019 and after	27,977

130,178